Hull Tactical US ETF
Schedule of Investments
August 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 48.73% Shares Fair Value
SPDR S&P 500 ETF Trust 57,817 $ 26,037,886
Total Exchange-Traded Funds (Cost $21,455,078) 26,037,886
U.S. GOVERNMENT & AGENCIES
(a)(b)(c)
— 1.08%
Principal
Amount Fair Value
United States Treasury Bill, 4.77% , 9/7/2023 $ 100,000 99,912
United States Treasury Bill, 4.96% , 9/14/2023 4,000 3,992
United States Treasury Bill, 4.81% , 9/28/2023 200,000 199,207
United States Treasury Bill, 5.07% , 10/19/2023 100,000 99,295
United States Treasury Bill, 4.87% , 11/2/2023 173,000 171,428
United States Treasury Bill, 4.56% , 12/28/2023 6,000 5,896
Total U.S. Government & Agencies (Cost $580,097) 579,730
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.06%
S&P 500 Index 9 $ 4,056,896 $ 4,550.00
September
2023 $ 21,240
S&P 500 Index 23 10,367,622 4,625.00
September
2023 12,650
Total Options Purchased (Cost
$32,141 ) 33,890
Total Investments — 49.87% (Cost $22,067,316) 26,651,506
Other Assets in Excess of Liabilities — 50.13% 26,789,923
NET ASSETS — 100.00% $ 53,441,429
(a) Non-income producing security.
(b) Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(c) The rate shown represents effective yield at time of purchase.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Hull Tactical US ETF
Schedule of Open Written Option Contracts
August 31, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN PUT OPTIONS (0.05)%
S&P 500 Index (22) $ 9,916,85 2 $ 4,250.00
September
2023 $ (5,885)
S&P 500 Index (29) 13,072,21 4 4,375.00
September
2023 (21,025)
Total Written Put Options (Premiums Received
$68,504) (26,910)
Total Written Options (Premiums Received
$68,504 ) $ (26,910)

Hull Tactical US ETF
Schedule of Futures Contracts
August 31, 2023 - (Unaudited)
FUTURES
CONTRACTS Contracts
Expiration
Date Notional Value
Aggregate
Market Value
of Contracts
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard &
Poor's 500 Index Future 143 09/15/2023 $ 32,289,400 $ 32,289,400 $ 937,802
Total Futures Contracts $ 32,289,400 $ 32,289,400 $ 937,802